Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue		$ 2,761.8	$ 2,666.4	[1]	$ 2,454.1	[1]
Cost of sales		(2,105.1)	(2,001.2)	[1]	(1,988.5)	[1]
Cost of sales before gold inventory change and amortisation and depreciation		(1,426.5)	(1,375.7)	[1]	(1,371.5)	[1]
Gold inventory change		69.5	45.9	[1]	(25.5)	[1]
Amortisation and depreciation		(748.1)	(671.4)	[1]	(591.5)	[1]
Share-based payments		(26.8)	(14.0)	[1]	(10.7)	[1]
Long-term incentive plan		(5.0)	(10.5)	[1]	(5.1)	[1]
Exploration expense		(109.8)	(86.1)	[1]	(51.8)	[1]
Restructuring costs		(9.2)	(11.7)	[1]	(9.3)	[1]
Provision raised		30.2	0.0	[1]	0.0	[1]
Profit/(loss) on disposal of assets		4.0	48.0	[1]	(0.1)	[1]
Investment income		5.6	8.3	[1]	6.3	[1]
Finance expense		81.3	78.1	[1]	82.9	[1]
Gain on sale of discontinued operations		0.0	2.3	[1]	0.1	[1]
Royalties		(62.0)	(78.4)	[1]	(73.9)	[1]
Mining and income taxation		(173.2)	(189.5)	[1]	(248.5)	[1]
(Loss)/profit for the year		(7.7)	169.1	[1]	(247.8)	[1]
Owners of the parent		(18.7)	158.2	[1]	(247.3)	[1]
Non-controlling interests		11.0	10.9	[1]	(0.5)	[1]
Total assets (excluding deferred taxation)		6,620.1	6,311.5	[1]	5,860.9	[1]
Total liabilities (excluding deferred taxation)	[1]		3,138.2		3,104.6
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue		2,761.8	2,666.4		2,454.1
Cost of sales		(2,105.1)	(2,001.2)		(1,988.5)
Cost of sales before gold inventory change and amortisation and depreciation		(1,426.5)	(1,375.7)		(1,371.5)
Gold inventory change		69.5	45.9		(25.5)
Amortisation and depreciation		(748.1)	(671.4)		(591.5)
Other income/(costs)		10.6	(8.8)		(22.4)
Share-based payments		(26.8)	(14.0)		(10.7)
Long-term incentive plan		(5.0)	(10.5)		(5.1)
Exploration expense		(109.8)	(86.1)		(51.8)
Restructuring costs		(9.2)	(11.7)		(9.3)
Provision raised		(30.2)
Impairment of investments and assets		(200.2)	(76.5)		(206.9)
Profit/(loss) on disposal of assets		4.0	48.0		(0.1)
Investment income		5.6	8.3		6.3
Finance expense		81.3	(78.1)		82.9
Gain on sale of discontinued operations		0.0
Royalties		(62.0)	(78.4)		(73.9)
Mining and income taxation		(173.2)	(189.5)		(248.5)
Current taxation		(204.7)	(204.2)		(141.7)
Deferred taxation		31.5	14.7		(106.8)
(Loss)/profit for the year		(20.8)	167.9		(239.6)
Owners of the parent		(31.8)	157.0		(239.1)
Non-controlling interests		11.0	10.9		(0.5)
Total assets (excluding deferred taxation)		6,548.1	6,252.8		5,797.7
Total liabilities (excluding deferred taxation)		2,763.2	2,657.1		2,599.2
Net deferred taxation (assets)/liabilities		381.9	409.9		428.1
Capital expenditure		833.6	628.5		614.1
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue		49.0	83.1		91.3
Cost of sales		(50.7)	(72.1)		(85.0)
Cost of sales before gold inventory change and amortisation and depreciation		(46.3)	(57.3)		(59.8)
Gold inventory change		(0.9)	(0.4)		0.6
Amortisation and depreciation		(3.5)	(14.4)		(25.8)
Other income/(costs)		(0.2)	0.0		0.3
Share-based payments		(0.6)	(0.4)		(0.2)
Long-term incentive plan		(0.1)	(0.5)		(0.2)
Exploration expense		(1.5)	(6.1)		(1.7)
Restructuring costs		0.0	0.0		0.0
Provision raised		0.0
Impairment of investments and assets		0.0	0.0		(14.2)
Profit/(loss) on disposal of assets		0.0	0.0		0.0
Investment income		0.4	0.0		0.0
Finance expense		0.0	(0.2)		0.0
Gain on sale of discontinued operations		23.5
Royalties		(1.1)	(2.0)		(2.1)
Mining and income taxation		(5.7)	(0.6)		3.6
Current taxation		(2.3)	(0.5)		(1.2)
Deferred taxation		(3.3)	(0.1)		4.8
(Loss)/profit for the year		13.1	1.2		(8.2)
Owners of the parent		13.1	1.2		(8.2)
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		0.0	10.1		9.1
Total liabilities (excluding deferred taxation)		0.0	22.5		23.2
Net deferred taxation (assets)/liabilities		0.0	0.0		0.0
Capital expenditure		6.8	21.4		20.0
Corporate and Other [Member]
Disclosure of operating segments [line items]
Revenue		0.0	0.0		0.0
Cost of sales		(1.8)	(7.5)		(0.6)
Cost of sales before gold inventory change and amortisation and depreciation		0.9	1.1		0.8
Gold inventory change		0.0	0.0		0.0
Amortisation and depreciation		(2.7)	(8.6)		(1.4)
Other income/(costs)		(10.3)	(23.1)		(11.8)
Share-based payments		(7.6)	(4.0)		(4.4)
Long-term incentive plan		(1.3)	(2.6)		(1.2)
Exploration expense		(57.8)	(44.8)		(22.7)
Restructuring costs		0.0	(0.4)		0.0
Provision raised		(30.2)
Impairment of investments and assets		(242.5)	(0.1)		(156.4)
Profit/(loss) on disposal of assets		(0.3)	48.1		(0.1)
Investment income		(1.0)	5.4		4.0
Finance expense		49.1	(55.8)		61.7
Gain on sale of discontinued operations		0.0
Royalties		0.0	0.0		0.0
Mining and income taxation		(3.0)	(13.5)		(13.2)
Current taxation		(4.2)	(10.7)		(7.8)
Deferred taxation		1.2	(2.8)		(5.4)
(Loss)/profit for the year		(404.9)	(98.3)		(268.1)
Owners of the parent		(404.9)	(98.3)		(268.1)
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		982.9	964.9		1,100.8
Total liabilities (excluding deferred taxation)		539.4	446.3		829.4
Net deferred taxation (assets)/liabilities		(18.3)	(15.7)		(17.5)
Capital expenditure		6.4	1.3		1.4
Darlot [Member]
Disclosure of operating segments [line items]
Revenue		49.0	83.1		91.3
Cost of sales		(50.7)	(72.1)		(85.0)
Cost of sales before gold inventory change and amortisation and depreciation		(46.3)	(57.3)		(59.8)
Gold inventory change		(0.9)	(0.4)		0.6
Amortisation and depreciation		(3.5)	(14.4)		(25.8)
Other income/(costs)		(0.2)	0.0		0.3
Share-based payments		(0.6)	(0.4)		(0.2)
Long-term incentive plan		(0.1)	(0.5)		(0.2)
Exploration expense		(1.5)	(6.1)		(1.7)
Restructuring costs		0.0	0.0		0.0
Provision raised		0.0
Impairment of investments and assets		0.0	0.0		(14.2)
Profit/(loss) on disposal of assets		0.0	0.0		0.0
Investment income		0.4	0.0		0.0
Finance expense		0.0	(0.2)		0.0
Gain on sale of discontinued operations		23.5
Royalties		(1.1)	(2.0)		(2.1)
Mining and income taxation		(5.7)	(0.6)		3.6
Current taxation		(2.3)	(0.5)		(1.2)
Deferred taxation		(3.3)	(0.1)		4.8
(Loss)/profit for the year		13.1	1.2		(8.2)
Owners of the parent		13.1	1.2		(8.2)
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		0.0	10.1		9.1
Total liabilities (excluding deferred taxation)		0.0	22.5		23.2
Net deferred taxation (assets)/liabilities		0.0	0.0		0.0
Capital expenditure		6.8	21.4		20.0
Group [Member]
Disclosure of operating segments [line items]
Revenue		2,810.8	2,749.5		2,545.4
Cost of sales		(2,155.8)	(2,073.4)		(2,073.5)
Cost of sales before gold inventory change and amortisation and depreciation		(1,472.8)	(1,433.0)		(1,431.3)
Gold inventory change		68.6	45.5		(24.9)
Amortisation and depreciation		(751.6)	(685.9)		(617.3)
Other income/(costs)		10.4	(8.8)		(22.0)
Share-based payments		(27.4)	(14.4)		(10.9)
Long-term incentive plan		(5.1)	(11.0)		(5.3)
Exploration expense		(111.3)	(92.2)		(53.5)
Restructuring costs		(9.2)	(11.7)		(9.3)
Provision raised		(30.2)
Impairment of investments and assets		(200.2)	(76.5)		(221.1)
Profit/(loss) on disposal of assets		4.0	48.0		(0.1)
Investment income		6.0	8.3		6.3
Finance expense		81.3	(78.3)		82.9
Gain on sale of discontinued operations		23.5
Royalties		(63.1)	(80.4)		(76.0)
Mining and income taxation		(179.0)	(190.1)		(244.9)
Current taxation		(207.0)	(204.7)		(142.9)
Deferred taxation		28.0	14.6		(102.0)
(Loss)/profit for the year		(7.7)	169.1		(247.8)
Owners of the parent		(18.7)	158.2		(247.3)
Non-controlling interests		11.0	10.9		(0.5)
Total assets (excluding deferred taxation)		6,548.1	6,262.8		5,806.8
Total liabilities (excluding deferred taxation)		2,763.2	2,679.6		2,622.4
Net deferred taxation (assets)/liabilities		381.9	409.9		428.1
Capital expenditure		840.4	649.9		634.1
South Africa [member]
Disclosure of operating segments [line items]
Royalties		(1.8)	(1.8)		(1.2)
South Africa [member] | South deep [member]
Disclosure of operating segments [line items]
Revenue		354.1	358.2		232.3
Cost of sales		(379.0)	(343.1)		(304.5)
Cost of sales before gold inventory change and amortisation and depreciation		(306.3)	(272.3)		(236.6)
Gold inventory change		1.5	0.7		0.0
Amortisation and depreciation		(74.2)	(71.5)		(67.9)
Other income/(costs)		7.6	13.4		1.7
Share-based payments		(3.5)	(2.3)		(1.0)
Long-term incentive plan		0.0	(1.0)		(0.7)
Exploration expense		0.0	0.0		0.0
Restructuring costs		(2.3)	0.0		(0.7)
Provision raised		0.0
Impairment of investments and assets		0.0	0.0		0.0
Profit/(loss) on disposal of assets		0.3	0.1		0.0
Investment income		0.8	1.1		0.9
Finance expense		12.4	(5.5)		4.1
Gain on sale of discontinued operations		0.0
Royalties		(1.8)	(1.8)		(1.2)
Mining and income taxation		10.9	(6.0)		22.1
Current taxation		0.0	0.0		0.0
Deferred taxation		10.9	(6.0)		22.1
(Loss)/profit for the year		(25.3)	13.0		(55.2)
Owners of the parent		(25.3)	13.0		(55.2)
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		1,220.5	1,075.0		976.8
Total liabilities (excluding deferred taxation)		1,352.1	1,162.0		1,078.4
Net deferred taxation (assets)/liabilities		(47.6)	(32.4)		(36.0)
Capital expenditure		82.4	77.9		66.9
Ghana [member]
Disclosure of operating segments [line items]
Revenue		891.1	892.3		875.5
Cost of sales		(670.5)	(665.6)		(702.0)
Cost of sales before gold inventory change and amortisation and depreciation		(469.3)	(481.2)		(518.5)
Gold inventory change		41.1	17.8		5.2
Amortisation and depreciation		(242.3)	(202.2)		(188.7)
Other income/(costs)		(3.7)	(8.4)		(6.1)
Share-based payments		(6.1)	(2.8)		(1.8)
Long-term incentive plan		(1.2)	(2.8)		(1.4)
Exploration expense		0.0	0.0		0.0
Restructuring costs		(6.9)	(10.1)		(5.6)
Provision raised		0.0
Impairment of investments and assets		(10.3)	(10.0)		(43.8)
Profit/(loss) on disposal of assets		2.7	0.0		3.2
Investment income		3.6	1.8		1.4
Finance expense		10.3	(7.4)		6.3
Gain on sale of discontinued operations		0.0
Royalties		(27.1)	(44.6)		(43.8)
Mining and income taxation		(55.5)	(29.8)		(71.1)
Current taxation		(58.0)	(52.4)		(35.4)
Deferred taxation		2.5	22.6		(35.7)
(Loss)/profit for the year		105.8	112.5		(1.8)
Owners of the parent		95.3	101.3		(1.7)
Non-controlling interests		10.5	11.2		(0.1)
Total assets (excluding deferred taxation)		1,950.1	1,799.6		1,685.7
Total liabilities (excluding deferred taxation)		362.3	315.3		294.1
Net deferred taxation (assets)/liabilities		280.0	282.4		305.0
Capital expenditure		312.8	206.3		221.1
Ghana [member] | Tarkwa [member]
Disclosure of operating segments [line items]
Revenue		710.8	708.9		680.7
Cost of sales		(526.0)	(511.6)		(489.2)
Cost of sales before gold inventory change and amortisation and depreciation		(348.0)	(344.7)		(334.2)
Gold inventory change		42.0	17.5		7.3
Amortisation and depreciation		(220.0)	(184.4)		(162.3)
Other income/(costs)		(3.1)	(7.8)		(3.9)
Share-based payments		(4.8)	(2.5)		(1.5)
Long-term incentive plan		(0.9)	(2.3)		(1.1)
Exploration expense		0.0	0.0		0.0
Restructuring costs		(4.7)	(0.2)		(5.3)
Provision raised		0.0
Impairment of investments and assets		(6.8)	0.0		0.0
Profit/(loss) on disposal of assets		2.9	0.0		3.2
Investment income		3.4	1.8		1.3
Finance expense		5.2	(3.9)		3.4
Gain on sale of discontinued operations		0.0
Royalties		(21.7)	(35.4)		(34.0)
Mining and income taxation		(58.6)	(29.8)		(59.3)
Current taxation		(58.0)	(52.4)		(34.6)
Deferred taxation		(0.6)	22.6		(24.7)
(Loss)/profit for the year		85.4	116.9		87.5
Owners of the parent		76.9	105.2		78.8
Non-controlling interests		8.5	11.7		8.7
Total assets (excluding deferred taxation)		1,765.2	1,667.0		1,546.7
Total liabilities (excluding deferred taxation)		232.3	219.0		195.6
Net deferred taxation (assets)/liabilities		283.1	282.4		305.0
Capital expenditure		180.6	168.4		204.2
Ghana [member] | Damang [member]
Disclosure of operating segments [line items]
Revenue		180.3	183.4		194.8
Cost of sales		(144.5)	(153.8)		(212.8)
Cost of sales before gold inventory change and amortisation and depreciation		(121.3)	(136.4)		(184.3)
Gold inventory change		(0.9)	0.4		(2.1)
Amortisation and depreciation		(22.3)	(17.8)		(26.4)
Other income/(costs)		(0.6)	(0.6)		(2.4)
Share-based payments		(1.3)	(0.3)		(0.3)
Long-term incentive plan		(0.3)	(0.5)		(0.3)
Exploration expense		0.0	0.0		0.0
Restructuring costs		(2.2)	(9.9)		(0.3)
Provision raised		0.0
Impairment of investments and assets		(3.5)	(10.0)		(43.8)
Profit/(loss) on disposal of assets		(0.2)	0.0		0.0
Investment income		0.2	0.0		0.1
Finance expense		5.1	(3.5)		2.9
Gain on sale of discontinued operations		0.0
Royalties		(5.5)	(9.2)		(9.7)
Mining and income taxation		3.1	0.0		(11.7)
Current taxation		0.0	0.0		(0.7)
Deferred taxation		3.1	0.0		(11.0)
(Loss)/profit for the year		20.4	(4.5)		(89.3)
Owners of the parent		18.4	(4.0)		(80.5)
Non-controlling interests		2.0	(0.5)		(8.8)
Total assets (excluding deferred taxation)		184.9	132.6		139.0
Total liabilities (excluding deferred taxation)		130.0	96.3		98.5
Net deferred taxation (assets)/liabilities		(3.1)	0.0		0.0
Capital expenditure		132.1	37.9		16.9
Peru [member] | Cerro corona [member]
Disclosure of operating segments [line items]
Revenue		392.9	322.3		292.2
Cost of sales		(285.2)	(255.5)		(244.9)
Cost of sales before gold inventory change and amortisation and depreciation		(151.2)	(143.7)		(143.8)
Gold inventory change		(3.1)	3.8		(1.0)
Amortisation and depreciation		(130.9)	(115.6)		(100.1)
Other income/(costs)		(12.1)	(13.0)		(10.0)
Share-based payments		(3.6)	(2.0)		(1.2)
Long-term incentive plan		(0.7)	(1.8)		(0.8)
Exploration expense		(0.5)	0.0		0.0
Restructuring costs		0.0	0.0		0.0
Provision raised		0.0
Impairment of investments and assets		52.6	(66.4)		(6.7)
Profit/(loss) on disposal of assets		0.0	(0.1)		(4.7)
Investment income		0.0	0.0		0.0
Finance expense		4.7	(4.7)		5.5
Gain on sale of discontinued operations		0.0
Royalties		(5.3)	(4.6)		(3.1)
Mining and income taxation		(36.1)	(47.4)		(108.7)
Current taxation		(50.8)	(45.9)		(33.0)
Deferred taxation		14.7	(1.5)		(75.7)
(Loss)/profit for the year		97.4	(73.1)		(93.4)
Owners of the parent		96.9	(72.8)		(93.0)
Non-controlling interests		0.5	(0.3)		(0.4)
Total assets (excluding deferred taxation)		774.0	822.5		880.5
Total liabilities (excluding deferred taxation)		188.7	195.4		133.7
Net deferred taxation (assets)/liabilities		80.8	95.6		94.1
Capital expenditure		34.0	42.8		64.8
Australia [member]
Disclosure of operating segments [line items]
Revenue		1,123.7	1,093.6		1,054.1
Cost of sales		(768.8)	(729.7)		(736.4)
Cost of sales before gold inventory change and amortisation and depreciation		(500.6)	(479.6)		(473.4)
Gold inventory change		29.9	23.5		(29.6)
Amortisation and depreciation		(298.1)	(273.6)		(233.4)
Other income/(costs)		29.0	22.3		3.8
Share-based payments		(6.0)	(2.9)		(2.3)
Long-term incentive plan		(1.8)	(2.3)		(1.0)
Exploration expense		(51.5)	(41.3)		(29.1)
Restructuring costs		0.0	(1.2)		(3.1)
Provision raised		0.0
Impairment of investments and assets		0.0	0.0		0.0
Profit/(loss) on disposal of assets		1.3	(0.1)		1.5
Investment income		2.2	0.0		0.0
Finance expense		4.8	(4.7)		5.3
Gain on sale of discontinued operations		0.0
Royalties		(27.8)	(27.3)		(25.8)
Mining and income taxation		(89.5)	(92.8)		(77.6)
Current taxation		(91.7)	(95.2)		(65.5)
Deferred taxation		2.2	2.4		(12.1)
(Loss)/profit for the year		206.1	213.6		178.8
Owners of the parent		206.1	213.6		178.8
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		1,620.6	1,590.7		1,153.9
Total liabilities (excluding deferred taxation)		320.7	538.1		263.6
Net deferred taxation (assets)/liabilities		87.0	80.1		82.5
Capital expenditure		398.0	300.3		259.9
Australia [member] | St Ives [member]
Disclosure of operating segments [line items]
Revenue		457.3	452.3		431.8
Cost of sales		(330.9)	(335.8)		(341.9)
Cost of sales before gold inventory change and amortisation and depreciation		(187.6)	(192.8)		(195.0)
Gold inventory change		29.0	11.0		(25.3)
Amortisation and depreciation		(172.3)	(154.0)		(121.6)
Other income/(costs)		18.0	13.6		2.4
Share-based payments		(2.2)	(1.2)		(1.2)
Long-term incentive plan		(0.7)	(0.8)		(0.2)
Exploration expense		(23.0)	(21.1)		(21.5)
Restructuring costs		0.0	0.0		(3.0)
Provision raised		0.0
Impairment of investments and assets		0.0	0.0		0.0
Profit/(loss) on disposal of assets		(0.2)	0.0		2.5
Investment income		0.9	0.0		0.0
Finance expense		2.8	(2.7)		2.9
Gain on sale of discontinued operations		0.0
Royalties		0.0	0.0		0.0
Mining and income taxation		0.0	0.0
Current taxation		0.0	0.0		0.0
Deferred taxation		0.0	0.0		0.0
(Loss)/profit for the year		0.0	0.0		0.0
Owners of the parent		0.0	0.0		0.0
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		693.7	584.7		526.6
Total liabilities (excluding deferred taxation)		138.2	136.3		135.2
Net deferred taxation (assets)/liabilities		0.0	0.0		0.0
Capital expenditure		156.2	140.0		114.5
Australia [member] | Agnew Lawlers [member]
Disclosure of operating segments [line items]
Revenue		302.6	285.4		273.9
Cost of sales		(232.7)	(215.2)		(199.5)
Cost of sales before gold inventory change and amortisation and depreciation		(154.9)	(145.7)		(142.6)
Gold inventory change		4.5	5.1		1.1
Amortisation and depreciation		(82.3)	(74.6)		(58.0)
Other income/(costs)		6.4	6.1		3.2
Share-based payments		(1.7)	(0.8)		(0.7)
Long-term incentive plan		(0.5)	(0.7)		(0.5)
Exploration expense		(15.9)	(9.6)		(4.0)
Restructuring costs		0.0	0.0		0.0
Provision raised		0.0
Impairment of investments and assets		0.0	0.0		0.0
Profit/(loss) on disposal of assets		1.5	0.2		(1.0)
Investment income		0.6	0.0		0.0
Finance expense		1.0	(1.0)		1.3
Gain on sale of discontinued operations		0.0
Royalties		0.0	0.0		0.0
Mining and income taxation		0.0	0.0
Current taxation		0.0	0.0		0.0
Deferred taxation		0.0	0.0		0.0
(Loss)/profit for the year		0.0	0.0		0.0
Owners of the parent		0.0	0.0		0.0
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		500.0	439.6		404.5
Total liabilities (excluding deferred taxation)		71.5	66.3		66.9
Net deferred taxation (assets)/liabilities		0.0	0.0		0.0
Capital expenditure		73.7	70.0		73.0
Australia [member] | Granny Smith [Member]
Disclosure of operating segments [line items]
Revenue		363.8	355.8		348.4
Cost of sales		(203.9)	(178.7)		(195.1)
Cost of sales before gold inventory change and amortisation and depreciation		(156.8)	(141.1)		(135.9)
Gold inventory change		(3.6)	7.4		(5.4)
Amortisation and depreciation		(43.5)	(45.0)		(53.8)
Other income/(costs)		4.6	2.6		(1.8)
Share-based payments		(2.1)	(0.9)		(0.4)
Long-term incentive plan		(0.6)	(0.8)		(0.3)
Exploration expense		(10.8)	(10.6)		(3.6)
Restructuring costs		0.0	(1.2)		(0.1)
Provision raised		0.0
Impairment of investments and assets		0.0	0.0		0.0
Profit/(loss) on disposal of assets		0.0	(0.3)		0.0
Investment income		0.7	0.0		0.0
Finance expense		1.0	(1.0)		1.1
Gain on sale of discontinued operations		0.0
Royalties		0.0	0.0		0.0
Mining and income taxation		0.0	0.0
Current taxation		0.0	0.0		0.0
Deferred taxation		0.0	0.0		0.0
(Loss)/profit for the year		0.0	0.0		0.0
Owners of the parent		0.0	0.0		0.0
Non-controlling interests		0.0	0.0		0.0
Total assets (excluding deferred taxation)		392.0	293.9		222.8
Total liabilities (excluding deferred taxation)		78.1	63.1		61.5
Net deferred taxation (assets)/liabilities		0.0	0.0		0.0
Capital expenditure		87.0	90.3		$ 72.4
Australia [member] | Gruyere Australia [Member]
Disclosure of operating segments [line items]
Revenue		0.0	0.0
Cost of sales		(1.3)
Cost of sales before gold inventory change and amortisation and depreciation		(1.3)	0.0
Gold inventory change		0.0	0.0
Amortisation and depreciation		0.0	0.0
Other income/(costs)		0.0	0.0
Share-based payments		0.0	0.0
Long-term incentive plan		0.0	0.0
Exploration expense		(1.8)	0.0
Restructuring costs		0.0	0.0
Provision raised		0.0
Impairment of investments and assets		0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.0
Investment income		0.0	0.0
Finance expense		0.0	0.0
Gain on sale of discontinued operations		0.0
Royalties		0.0	0.0
Mining and income taxation		0.0	0.0
Current taxation		0.0	0.0
Deferred taxation		0.0	0.0
(Loss)/profit for the year		0.0	0.0
Owners of the parent		0.0	0.0
Non-controlling interests		0.0	0.0
Total assets (excluding deferred taxation)		34.9	272.5
Total liabilities (excluding deferred taxation)		32.9	272.4
Net deferred taxation (assets)/liabilities		0.0	0.0
Capital expenditure		$ 81.1	$ 0.0

[1]	As Restated - Refer note 40 for further details.